LEASES (Details Narrative) - USD ($)					1 Months Ended					6 Months Ended		12 Months Ended
	May 02, 2017	Apr. 06, 2016	Jan. 09, 2014	Feb. 08, 2013	Sep. 30, 2021	Feb. 01, 2020	Apr. 19, 2018	Feb. 01, 2018	Jan. 19, 2018	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Long term Operating lease liability										$ 5,341,000		$ 5,835,000	$ 7,003,000
Operating lease Right of use assets										6,356,000		6,887,000	8,297,000
Current Operating lease liability													2,255,000
Leases [Member]
Long term Operating lease liability										6,916,000		5,835,000
Operating lease Right of use assets										8,348,000		6,887,000
Current Operating lease liability										2,275,000		3,344,000
Rent expenses										940,000	$ 746,000	2,573,000	1,983,000
Lease Agreement [Member]
Operating lease Right of use assets										467,000
Lease expense	$ 34,278	$ 22,432	$ 19,230		$ 8,389	$ 42,265		$ 4,120		8,390
Remainder of lease, monthly payment		$ 52,855
Annual rate increase	2.50%		2.50%	3.00%		3.50%		3.50%
Lease expiry, month and year			January 2022
Lease expiry date	May 01, 2027	Apr. 05, 2026				Jan. 31, 2025		Jan. 31, 2023
Sublease Agreements [Member]
Annual rate increase									3.00%
Lease income							$ 5,163		$ 22,496
July 1, 2019 [Member]
Long term Operating lease liability										5,341,000		5,835,000
Operating lease Right of use assets										6,356,000		6,887,000
Current Operating lease liability										$ 3,109,000		3,344,000
Lease expense												$ 2,573,000	$ 1,983,000